VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Communication Services—17.8%
Addcn Technology Co., Ltd. (Taiwan)	934,000	$ 8,997
Autohome, Inc. ADR (China)	153,462	4,524
Baltic Classifieds Group plc (United Kingdom)(1)	5,322,297	18,226
Sarana Menara Nusantara Tbk PT (Indonesia)	117,568,800	9,280
Tongdao Liepin Group (China)(1)	3,003,800	7,296
Wirtualna Polska Holding S.A. (Poland)	456,438	15,973
Yandex N.V. Class A (Russia)(1)	85,710	5,185
		69,481

Consumer Discretionary—7.9%
Union Auction PCL (Thailand)(2)	38,012,000	11,721
Vasta Platform Ltd. Class A (Brazil)(1)(2)	1,862,684	7,879
Vivo Energy plc (United Kingdom)	6,357,232	11,341
		30,941

Consumer Staples—10.3%
Anhui Gujing Distillery Co., Ltd. Class B (China)	868,865	12,369
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,651,700	7,961
Clicks Group Ltd. (South Africa)	337,423	6,681
Heineken Malaysia Bhd (Malaysia)	1,742,500	8,717
Taisun International Holding Corp. (Taiwan)	1,230,074	4,557
		40,285

Financials—11.3%
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	196,496	22,794
Multi Commodity Exchange of India Ltd. (India)	491,441	10,464
VNV Global AB (Sweden)(1)	940,930	10,902
		44,160

Health Care—2.1%
Haw Par Corp., Ltd. (Singapore)	979,174	8,247
Industrials—31.6%
Boa Vista Servicos S.A. (Brazil)	7,203,432	7,760
Grupa Pracuj S.A. (Poland)(1)	596,021	10,725
HeadHunter Group plc ADR (Russia)	309,152	15,795
IndiaMart InterMesh Ltd. (India)	74,500	6,491
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,864,000	4,653
Marel HF (Iceland)	1,505,536	10,181
NICE Information Service Co., Ltd. (South Korea)	633,897	9,598
S-1 Corp. (South Korea)	191,325	11,894
SaraminHR Co., Ltd. (South Korea)	349,485	12,201
Sporton International, Inc. (Taiwan)	1,187,256	9,312
Taiwan Secom Co. Ltd. (Taiwan)	1,137,874	4,277
Tegma Gestao Logistica S.A. (Brazil)(2)	5,202,244	14,598
Voltronic Power Technology Corp. (Taiwan)	107,178	5,985
		123,470

Information Technology—13.8%
Computer Age Management Services Ltd. (India)	307,663	11,035
Humanica PCL (Thailand)	29,377,200	10,729
Oracle Financial Services Software Ltd. (India)	271,577	14,472
TOTVS S.A. (Brazil)	1,052,052	5,409
Webcash Corp. (South Korea)	362,778	8,163
	Shares	Value

Information Technology—continued
Younglimwon Soft Lab Co. Ltd. (South Korea)(2)	407,309	$ 3,838
		53,646

Materials—3.5%
Avia Avian Tbk PT (Indonesia)(1)	116,536,552	7,563
Corp. Moctezuma SAB de C.V. (Mexico)	1,875,583	6,000
		13,563

Total Common Stocks (Identified Cost $337,450)		383,793

Total Long-Term Investments—98.3% (Identified Cost $337,450)		383,793

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	1,599,049	1,599
Total Short-Term Investment (Identified Cost $1,599)		1,599

TOTAL INVESTMENTS—98.7% (Identified Cost $339,049)		$385,392
Other assets and liabilities, net—1.3%		5,225
NET ASSETS—100.0%		$390,617

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $22,794 or 5.8% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
South Korea	12%
India	11
Taiwan	10
Brazil	9
United Kingdom	8
Poland	7
China	6
Other	37
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$383,793	$383,793
Money Market Mutual Fund	1,599	1,599
Total Investments	$385,392	$385,392
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS KAR Emerging Markets Small-Cap Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3